Other receivables and assets	12 Months Ended
Dec. 31, 2017
Other receivables and assets [abstract]
Other receivables and assets
18	Other receivables and assets

Other receivables and assets comprised the following:

	As at 31 December
	2017	2016
Prepayments for inventories	387,335	252,389
Prepaid income tax	150,838	141,423
Prepayments for pre-construction cost	-	885,051
Prepayments for capacity quota	-	303,399
Others	181,913	121,810
Total prepayments	720,086	1,704,072

Less: provision for doubtful accounts	4,638	-

Total prepayments, net	715,448	1,704,072

Dividends receivable	273,897	861,408
Receivables from sales of fuel	290,040	-
Others	1,528,855	908,296
Subtotal other receivables	2,092,792	1,769,704

Less: provision for doubtful accounts	29,241	28,961

Total other receivables, net	2,063,551	1,740,743
Profit compensation from Huaneng Group (Note 40)	615,013	-
VAT recoverable	2,607,505	2,008,955
Designated loan to a joint venture	80,000	80,000

Gross total	6,115,396	5,562,731

Net total	6,081,517	5,533,770

Please refer to Note 36 for details of other receivables and assets due from the related parties.

The gross amounts of other receivables are denominated in the following currencies:

	As at 31 December
	2017	2016
RMB	1,966,971	1,635,051
S$ (RMB equivalent)	76,529	95,816
US$ (RMB equivalent)	49,292	38,837
Total	2,092,792	1,769,704

Movements of provision for doubtful accounts during the years are analyzed as follows:

	2017	2016	2015
Beginning of the year	(28,961)	(27,957)	(29,644)
Provision	(5,890)	(1,011)	(9)
Reversal/write-off	972	7	1,696

End of the year	(33,879)	(28,961)	(27,957)

As at 31 December 2017, there was no indication of impairment relating to other receivables which were not past due and no material provision was made (2016: nil).

As at 31 December 2017, other receivables of RMB140 million (2016: RMB113 million) were past due but not impaired. These amounts mainly represent funds deposited in a government agency and are fully recoverable. The ageing analysis of these other receivables was as follows:

	As at 31 December
	2017	2016
Within 1 year	61,189	42,103
Between 1 to 2 years	1,360	2,683
Between 2 to 3 years	1,130	847
Over 3 years	76,376	67,476
Total	140,055	113,109

As at 31 December 2017, other receivables of RMB41 million which were past due (2016: RMB36 million) were impaired and a provision of RMB29 million (2016: RMB29 million) has been provided against the receivables. The individually impaired receivables have been long outstanding without any repayment agreements in place or possibility of renegotiation. It was assessed that a substantial portion of the receivables is not expected to be recovered. The ageing of these other receivables was as follows:

	As at 31 December
	2017	2016
Within 1 year	7,535	752
Between 1 to 2 years	10	912
Between 2 to 3 years	463	285
Over 3 years	33,402	34,263

Total	41,410	36,212